Stockholders' Equity - Schedule of Preferred Stock Shares Authorized, Shares Issued and Outstanding, Per Share Price and Liquidation Preference (Detail) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Nov. 12, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares Authorized	10,000,000	130,155,000		21,700,737
Shares Issued and Outstanding		105,987,405		19,784,306
Aggregate Liquidation Preference		$ 231,202		$ 65,500
Series A Preferred Stock
Class of Stock [Line Items]
Shares Authorized	0	4,120,000		4,120,000
Shares Issued and Outstanding		4,120,000		4,120,000
Per Share Price at Issuance		$ 0.48543		$ 0.48543
Aggregate Liquidation Preference		$ 2,000		$ 2,000
Series B Preferred Stock
Class of Stock [Line Items]
Shares Authorized	0	126,035,000		15,580,737
Shares Issued and Outstanding		101,867,405		14,164,306
Per Share Price at Issuance		$ 2.25000		$ 3.53000
Aggregate Liquidation Preference		$ 229,202		$ 50,000
Series A-1 Preferred Stock
Class of Stock [Line Items]
Shares Authorized			0	2,000,000
Shares Issued and Outstanding				1,500,000
Per Share Price at Issuance		$ 9.00000		$ 9.00000
Aggregate Liquidation Preference				$ 13,500